CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net profit (loss)	$ 203,298	$ (409,440)
Adjustments to reconcile net profit (loss) to net cash used in operating activities:
Depreciation of property and equipment	42,765	983
Amortization of intangible assets	183,427
Loss on disposal of equipment	80,835
Imputed and amortized interest	9,172	2,212
Loss on issuance of notes payable	46,139
Change in fair value of notes payable	4,304
Stock-based compensation expense	261,807	51,057
Amortization of operating lease right-of-use assets	45,481
Deferred income taxes	(117,590)
Increase in accounts receivable	(1,406,366)
(Increase) decrease in inventories	(690,206)	13,656
Decrease in amounts due from related parties	45,802
Decrease in prepayments and other current assets	(466,164)	(26)
Increase in operating lease right-of-use assets, net	27,803
Increase in accounts receivable, net of current portion	(746,813)
Increase in accounts payable	620,596	8,326
Increase in accounts payable, related parties	12,135	60,978
Decrease in contract liabilities	(192,787)
Decrease in other payables, related party	(49,043)
Decrease in operating lease liabilities	(66,138)
Increase in accrued expenses and other current liabilities	1,228,972	211,656
Net cash used in operating activities	(922,571)	(60,598)
Cash flows from investing activities:
Acquisition of equipment	(228,907)
Cash acquired from the acquisition of subsidiaries	364,311
Net cash provided by investing activities	135,404
Cash flows from financing activities:
Issuance of common shares for cash	5,000	15,000
Proceeds from notes payable	606,400	39,611
Proceeds from short-term borrowings	1,126,588
Payments on short-term borrowings	(792,209)
Net cash provided by financing activities	945,779	54,611
Net increase (decrease) in cash	158,612	(5,987)
Cash – beginning of period		5,987
Effects of exchange rate changes on cash	75,213
Cash – end of period	233,825
Cash paid for income taxes
Cash paid for interest	$ 72,203	$ 4,026